Share-Based Compensation - 2016 Employee Stock Purchase Plan (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Sep. 30, 2016	Apr. 30, 2016	Apr. 30, 2015
2016 Employee Stock Purchase Plan
Expected stock price volatility		66.00%		66.30%	66.30%	65.80%	71.447%
Expected life of options (years)		5 years 8 months 12 days		5 years 9 months 18 days	5 years 9 months 18 days	5 years 10 months 24 days	6 years 7 days
Expected dividend yield		0.00%		0.00%	0.00%	0.00%	0.00%
Risk free interest rate		2.90%		2.70%	2.70%	2.00%	1.20%
Number of Options
Vested	87,021	127,062	166,133	307,410
Unrecognized share-based compensation
Unrecognized share-based compensation cost					$ 3.9
Unrecognized share-based compensation - Weighted average period					1 year 6 months
ESPP
2016 Employee Stock Purchase Plan
Granted (in shares)			0		0
Common stock reserved for issuance (in shares)										150,000
A&R 2015 Plan
2016 Employee Stock Purchase Plan
Common stock reserved for issuance (in shares)	1,030,583		1,030,583		415,077	0		501,001
Number of Options
Vested			1,930,014
Stock options outstanding	2,722,973		2,722,973
Available for future issuance	1,280,062		1,280,062
Unrecognized share-based compensation
Unrecognized share-based compensation cost	$ 2.8		$ 2.8
Unrecognized share-based compensation - Weighted average period			1 year 1 month 6 days
Inducement Plan
2016 Employee Stock Purchase Plan
Common stock reserved for issuance (in shares)	249,479		249,479						300,000
2015 Plan
Number of Options
Vested					709,521	861,645	276,248
Employees, Directors And Consultants | A&R 2015 Plan
2016 Employee Stock Purchase Plan
Common stock reserved for issuance (in shares)										2,400,000
Number of Options
Available for future issuance					701,261
Employees, Directors And Consultants | Inducement Plan
2016 Employee Stock Purchase Plan
Vesting period					4 years
Number of Options
Available for future issuance					701,261
Employees, Directors And Consultants | 2015 Plan
2016 Employee Stock Purchase Plan
Common stock reserved for issuance (in shares)											320,615